Income (Loss) Per Share	12 Months Ended
Dec. 31, 2023
Income (Loss) Per Share [Abstract]
INCOME (LOSS) PER SHARE

Note 24: - Income (loss) Per Share

a.	Details of the number of shares and income (loss) used in the computation of income (loss) per share

	Year Ended December 31,
	2023		2022		2021
	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company	Weighted Number of Shares	Income Attributed to equity holders of the Company
		U.S. Dollars in thousands		U.S. Dollars in thousands		U.S. Dollars in thousands
For the computation of basic income (loss)	48,830,479	8,284	44,815,248	$(2,321)	44,771,766	$(2,230)
Effect of potential dilutive ordinary shares	4,845,035		41,328	-	130,177	-

For the computation of diluted income (loss)	53,675,514	8,284	44,856,576	$(2,321)	44,901,943	$(2,230)

b.	The computation of the diluted income per share for the years ending December 31, 2023, 2022 and 2021 considered the options and RSs due to their dilutive effect.